Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	[1]	Dec. 31, 2024	[2]	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₩ (1,934)		₩ (82,743)
Broadcasting rights [member] | Frequency Usage Rights For 800 MHzB [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill					₩ 227,200
Broadcasting rights [member] | Frequency Usage Rights For 1.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill					547,800
Broadcasting rights [member] | Frequency Usage Rights For 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill					₩ 411,700

[1]	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ₩1,934 million as impairment loss for the year ended December 31, 2025.
[2]	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ₩82,743 million as impairment loss for the year ended December 31, 2024.